Annual Operating Expenses - FidelitySmallCapGrowthK6Fund-PRO - FidelitySmallCapGrowthK6Fund-PRO - Fidelity Small Cap Growth K6 Fund - Fidelity Small Cap Growth K6 Fund	Sep. 29, 2023
Operating Expenses:
Management fee	0.60%
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.60%